Commitments and Contingencies (Details Textual) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended			12 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended												12 Months Ended
	Mar. 31, 2012	Jun. 30, 2013 USD ($)	Jun. 30, 2013 GBP (£)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 02, 2009 Troice [Member] USD ($)	Aug. 06, 2009 Canabal [Member] USD ($)	Jul. 31, 2010 Trident V Parallel Fund [Member] USD ($)	Jun. 30, 2013 Trident V Parallel Fund [Member] USD ($)	Dec. 31, 2012 Trident V Parallel Fund [Member] USD ($)	Dec. 31, 2009 Trident V LP [Member] USD ($)	May 31, 2011 Dowling Capital Partners I [Member] USD ($)	Jun. 30, 2013 Dowling Capital Partners I [Member] USD ($)	Dec. 31, 2012 Dowling Capital Partners I [Member] USD ($)	Sep. 16, 2010 Casanova [Member] USD ($)	Mar. 11, 2011 Rishmague [Member] USD ($)	Feb. 08, 2013 Rishmague [Member] USD ($)	Sep. 14, 2009 Rupert [Member] USD ($)	Dec. 31, 2012 Nashville property [Member] USD ($)	Feb. 14, 2013 Barbar [Member] USD ($)	Feb. 14, 2013 de Gadala-Maria [Member] USD ($)	Feb. 14, 2013 Ranni et ano [Member] USD ($)	Feb. 14, 2013 Tisminesky [Member] USD ($)	Feb. 14, 2013 Zacarias [Member] USD ($)	Dec. 31, 2012 UK Pension Benefits USD ($)	Dec. 31, 2012 London headquarters building [Member] USD ($)	Dec. 31, 2011 London headquarters building [Member] USD ($)	Dec. 31, 2010 London headquarters building [Member] USD ($)	Dec. 31, 2012 5-year term loan facility expires 2016 [Member] USD ($)	Dec. 31, 2012 Revolving $20 million credit facility [Member] USD ($)	Dec. 31, 2012 Five year revolving credit facility [Member] USD ($)	Dec. 31, 2011 Five year revolving credit facility [Member] USD ($)
Line of Credit Facility [Abstract]
Revolving credit facility					$ 500																												$ 20	$ 500	$ 500
Revolving credit facility, increase in additional borrowings					2
Total repayments on the 5-year term loan due over the next 12 months																																15
Operating Leases [Abstract]
Term of operating lease																													25 years
Gross rental commitments																													730	715
Annual rentals per year					135		127	131																					32	30
Subleased premises																													29.00%	29.00%
Term of sublease																													15 years
Amount received from sublease																													76	82	87
Compensation and Retirement Disclosure [Abstract]
Expected contribution to defined pension plan for the full year 2012					142																							81
Loss Contingency [Abstract]
Capital contributions		2		4	7		5	1				12	10			2	2
Other contractual obligations																						53
Capital commitments											25			25	10
Minimum damage sought									1,000.0	1,000.0								5.0	37.0	4.0	300.0		30.0	83.5	3.0	6.5	12.5
Defined Contribution Plan, On-going Contribution, Percent	15.90%
Defined Benefit Plan, On-going Contribution, Funding Deficit					58
Contingent Pension Commitment Profit		20.00%	20.00%		20.00%	20.00%
Earnings Before Interest Tax Depreciation and Amortization					900
Contingent Pension Commitment Exceptional Shareholder Returns		10.00%	10.00%		10.00%	10.00%
Exceptional Contributions arising as a result of the share buyback program					10
Share Buy-back Program Contribution, Percent					10.00%	10.00%
Share Buy-back Program					100
Maximum Contributions Payable		473	312		507	312
Defined Benefit Contributions salary sacrifice next fiscal year																												12
Remaining credit facility																																	20
Original non cancellable lease term					Original non-cancellable lease terms typically are between 10 and 20 years	Original non-cancellable lease terms typically are between 10 and 20 years
Rental income from subleases					17		18	22
Operating lease obligations subject to guarantees					829		828
Guarantees to bankers and other third parties					10		7
Amount payable from options					19		72
Defined Benefit Plan, On-going Contribution, Pensionable Salary					23
Minimum Damage Sought For Company Related Litigation									$ 1,000.0	$ 1,000.0								$ 5.0	$ 37.0	$ 4.0	$ 300.0		$ 30.0	$ 83.5	$ 3.0	$ 6.5	$ 12.5